Business Acquisitions, Dispositions, Goodwill and Intangible Assets Dispositions (Tables) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
After tax gain on the sale of Taylor Company		$ 591
Gain on sale of Taylor Company		799	$ 0	$ 0
Proceeds from sale of Taylor Company		1,000
Assets held for sale		175
Liabilities held for sale		40	0
Inventories and contracts in progress, net		10,083	9,881
Property, Plant and Equipment, Net		12,297	$ 10,186
Property, Plant and Equipment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		37
Inventories [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		$ 51
Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of Entity held for sale	$ 20